CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Merchandise sales	¥ 5,634,156	$ 865,954	¥ 6,174,721	¥ 7,113,278
Marketplace and other services	182,676	28,077	102,462	229,681
Total net revenues	5,816,832	894,031	6,277,183	7,342,959
Cost of revenues	(4,527,284)	(695,831)	(4,524,897)	(5,225,669)
Gross profit	1,289,548	198,200	1,752,286	2,117,290
Operating expenses:
Fulfillment expenses	(580,792)	(89,266)	(769,651)	(948,954)
Marketing expenses	(401,756)	(61,749)	(427,827)	(655,314)
Technology and content expenses	(200,342)	(30,792)	(216,310)	(169,694)
General and administrative expenses	(144,883)	(22,268)	(206,243)	(191,918)
Total operating expenses	(1,327,773)	(204,075)	(1,620,031)	(1,965,880)
Income/(loss) from operations	(38,225)	(5,875)	132,255	151,410
Other income/(expenses):
Interest income	65,515	10,069	85,597	114,123
Others, net	(45,393)	(6,977)	76,271	(59,289)
Share of income from equity method investment	4,903	754	2,452	0
Impairment of investment security, net of tax of nil	0	0	(114,789)	0
Income/(loss) before tax	(13,200)	(2,029)	181,786	206,244
Income tax expenses	(23,778)	(3,655)	(31,604)	(71,403)
Net income/(loss)	(36,978)	(5,684)	150,182	134,841
Net income attributable to noncontrolling interests	0	0	(7,958)	(11,925)
Net income/(loss) attributable to Jumei International Holding Limited’s ordinary shareholders	(36,978)	(5,684)	142,224	122,916
Net income/(loss)	(36,978)	(5,684)	150,182	134,841
Fair value change - investment security, net of tax	14,411	2,215	(68,309)	(46,480)
Reclassification of unrealized loss into the statement of income	0	0	114,789	0
Foreign currency translation adjustment, net of nil tax	(20,808)	(3,198)	31,604	130,668
Total comprehensive income/(loss)	(43,375)	(6,667)	228,266	219,029
Comprehensive income attributable to noncontrolling interests	0	0	(8,600)	(12,032)
Comprehensive income/(loss) attribute to Jumei International Holding Limited	¥ (43,375)	$ (6,667)	¥ 219,666	¥ 206,997
Net income/(loss) per share attributable to Jumei International Holding Limited’s ordinary shareholders
- Basic | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.84
- Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.82
Weighted average shares outstanding used in computing net income per share attributable to Jumei International Holding Limited’s ordinary shareholders
- Basic	149,790,335	149,790,335	149,477,388	145,901,672
- Diluted	149,790,335	149,790,335	150,069,205	149,758,825
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Net income/(loss) per share attributable to Jumei International Holding Limited’s ordinary shareholders
- Basic | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.84
- Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ 0.95	¥ 0.82